Revisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gold loan payable		$ 8,128,263
Comprehensive loss for the year	$ 2,989,046	$ (2,875,061)	$ (64,148,145)
Loss per share, basic and diluted	$ 0.02	$ (0.02)	$ (0.47)
Net income (loss) for the year	$ 2,989,046	$ (2,875,061)	$ (64,148,145)
Cash used in operating activities	(846,482)	$ (902,436)	$ (1,483,006)
As Previously Stated [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable	4,371,546
Derivate liability	108,830
Deficit	(157,391,582)
Gold loan payable adjustments
Comprehensive loss for the year	$ (63,620,232)
Loss per share, basic and diluted	$ (0.46)
Net income (loss) for the year	$ (63,620,232)
Deficit December 31,2021	(93,771,350)
Deficit December 31,2022	(157,391,582)
Total equity	$ 7,005,595
Cash used in operating activities	(1,483,006)
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable	1,287,572
Derivate liability	(108,830)
Deficit	(1,178,742)
Gold loan payable adjustments	527,913
Comprehensive loss for the year	$ (527,913)
Loss per share, basic and diluted	$ (0.01)
Net income (loss) for the year	$ (527,913)
Deficit December 31,2021	(650,829)
Deficit December 31,2022	(1,178,742)
Total equity	$ (1,178,742)
Cash used in operating activities
As Revised [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable	5,659,118
Derivate liability
Deficit	(158,570,324)
Gold loan payable adjustments	527,913
Comprehensive loss for the year	$ (64,148,145)
Loss per share, basic and diluted	$ (0.47)
Net income (loss) for the year	$ (64,148,145)
Deficit December 31,2021	(94,422,179)
Deficit December 31,2022	(158,570,324)
Total equity	$ 5,826,853
Cash used in operating activities	$ (1,483,006)